Share-Based Compensation - RSUs activity under the long-term incentive plan (Details) - Restricted stock units [Member]						12 Months Ended
	Sep. 28, 2020	Sep. 26, 2018	Sep. 29, 2017	Sep. 28, 2016	Sep. 25, 2015	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of Shares, Balance						18,493	60,338	92,600
Number of Shares, Granted	1,402,714	676,273	580,235	1,208,785	597,596	1,402,714		676,273
Number of Shares, Vested						(1,392,355)	(38,878)	(698,427)
Number of Shares, Forfeited						(5,963)	(2,967)	(10,108)
Number of Shares, Balance						22,889	18,493	60,338
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period						$ 7.34	$ 7.98	$ 8.77
Weighted average exercise price of other equity instruments granted in share-based payment arrangement						3.44		5.76
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement						3.47	8.29	5.92
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement						6.57	7.98	8.55
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period						$ 3.88	$ 7.34	$ 7.98